Derivatives - Cash flow hedges - Reconciliation of equity and analysis of other comprehensive income by risk type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
– fair value gains/(losses)	$ (282)	$ 2,534	$ (4,207)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Income taxes	103	(1,044)	1,310
Interest rate | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(901)	(3,387)
– fair value gains/(losses)	(2,964)	1,512
Cash flow hedging reserve, ending balance	(1,056)	(901)	(3,387)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	2,529	2,196
Income taxes	81	(937)
Others	199	(285)
Foreign currency | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(132)	(421)
– fair value gains/(losses)	2,451	977
Cash flow hedging reserve, ending balance	(23)	(132)	$ (421)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	(2,430)	(718)
Income taxes	1	(29)
Others	$ 87	$ 59